Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2015
Summary of Stock Options Granted

The following table summarizes information with respect to share options outstanding as of December 31, 2015:

	Options outstanding				Options exercisable
	Number outstanding	Weighted average remaining contractual term	Exercise price per option	Aggregate intrinsic value as of December 31, 2015	Number exercisable	Exercise price per option	Aggregate intrinsic value as of December 31, 2015
January 3, 2015	6,600,000	9.01	$0.10~$ 0.11	$16	—	—	—
April 9, 2015	200,000	9.27	$0.10	$2	—	—	—
June 19, 2015	200,000	9.47	$0.10	$2	—	—	—
October 01, 2015	3,200,000	9.75	$0.11	$0	—	—	—

	10,200,000			$20	—		—

Summary of Share Options Outstanding

The following table summarizes information with respect to share options outstanding as of December 31, 2015:

	Options outstanding				Options exercisable
	Number outstanding	Weighted average remaining contractual term	Exercise price per option	Aggregate intrinsic value as of December 31, 2015	Number exercisable	Exercise price per option	Aggregate intrinsic value as of December 31, 2015
November 1, 2012	5,620,990	6.84	$0.0327	$44,840	3,433,490	$0.0327	$27,390
October 10, 2013	11,292,400	7.78	$0.1404	$88,867	4,952,400	$0.1404	$38,973
March 01, 2014	4,370,758	8.16	$0.1404	$34,396	1,854,400	$0.1404	$14,593
October 29, 2014	2,244,736	8.83	$0.0002	$17,980	283,186	$0.0002	$2,268
April 22, 2015	2,910,597	9.31	$0.0002	$23,313	—	—	—
May 4, 2015	2,558,000	9.34	$0.0002	$20,489	—	—	—
August 13, 2015	458,000	9.62	$0.0002	$3,668	—	—	—
October 15, 2015	1,535,525	9.79	$0.0002	$12,299	—	—	—
November 13, 2015	93,000	9.87	$0.0002	$745	—	—	—

	31,084,006			$246,597	10,523,476		$83,224

Summary of Non-Vested Restricted Share Activity

A summary of non-vested restricted share activity during the years ended December 31, 2013, 2014 and 2015 is presented below:

Number of shares
Outstanding as of January 1, 2013	94,937,500
Granted	—
Forfeited	—
Vested	(36,750,000)

Outstanding as of December 31, 2013	58,187,500
Granted	—
Modification	19,736,705
Vested	(20,673,449)

Outstanding as of December 31, 2014	57,250,756
Granted	—
Forfeited	—
Vested	(28,625,378)

Outstanding as of December 31, 2015	28,625,378

Summary of Restricted Share Units Granted

The following table summarizes information regarding the share units granted:

Number of shares
Outstanding as of January 1, 2014	—
Granted	40,001
Forfeited	—
Vested	—

Outstanding as of December 31, 2014	40,001
Granted	—
Forfeited	—
Vested	(40,001)

Outstanding as of December 31, 2015	—

Company Share Incentive Plan [Member]
Summary of Stock Options Granted

The following table summarizes information regarding the share options granted:

	For the years ended December 31,
	2013			2014			2015
	Number of options	Weighted average exercise price per option	Weighted average fair value per option at grant date	Number of options	Weighted average exercise price per option	Weighted average fair value per option at grant date	Number of options	Weighted average exercise price per option	Weighted average fair value per option at grant date
Outstanding at beginning of period	9,150,000	$0.0327	$0.1600	23,230,000	$0.0980	$0.2412	30,720,026	$0.0948	$1.4101
Granted	14,080,000	$0.1404	$0.2939	7,557,026	$0.0854	$4.9994	7,831,922	$0.0002	$5.9341
Exercised	—	—	—	—	—	—	(5,955,292)	$0.0700	$0.7297
Forfeited	—	—	—	(67,000)	$0.1258	$0.9649	(1,512,650)	$0.0746	$2.8249

Outstanding at end of period	23,230,000	$0.0980	$0.2412	30,720,026	$0.0948	$1.4101	31,084,006	$0.0767	$2.6115

Schedule of Assumptions Used to Estimate Fair Value of Stock Options Granted

The fair value of options granted was estimated on the date of grant using the binomial tree or Black-Sholes pricing model with the following assumptions used for grants during the applicable periods:

	Risk-free interest rate of return	Contractual term	Volatility	Dividend yield	Exercise price
2012	2.31%	10 years	61.7%	—	$0.0327
2013	3.09%	10 years	54.4%	—	$0.1404
2014	2.44%~3.25%	10 years	53.7%~57.5%	—	$0.0002~$0.1404
2015	2.15%~2.19%	10 years	55.3%~55.7%	—	$0.0002

Momo BVI Share Incentive Plan [Member]
Summary of Stock Options Granted

The following table summarizes the Momo BVI’s share option activities with employees:

	For the years ended December 31,
	2015
	Number of options	Weighted average exercise price per option	Weighted average fair value per option at grant date
Outstanding at beginning of period	—	—	—
Granted	10,550,000	$0.1078	$0.0544
Exercised	—	—	—
Forfeited	(350,000)	$0.1000	$0.0539

Outstanding at end of period	10,200,000	$0.1080	$0.0544

Schedule of Assumptions Used to Estimate Fair Value of Stock Options Granted

The fair value of options granted was estimated on the date of grant using the Black-Sholes pricing model with the following assumptions used for grants during the applicable periods:

	Risk-free interest rate of return	Contractual term	Volatility	Dividend yield	Exercise price
2015	1.55%~1.82%	10 years	55.3%~57.2%	—	$0.10~$0.11